COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF CAPITAL AND OTHER COMMITMENT

Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Property, plant, and equipment	40,848	57,147